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The Gold Bullion Strategy Portfolio
PORTFOLIO SUMMARY: The Gold Bullion Strategy Portfolio
Investment Objective:
The Gold Bullion Strategy Portfolio (the “Portfolio”) seeks returns that reflect the performance of the price of Gold bullion.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Gold Bullion Strategy Portfolio The Gold Bullion Strategy Portfolio
Management Fees	0.75%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.13%	[1]
Total Annual Portfolio Operating Expenses	1.64%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Gold Bullion Strategy Portfolio | The Gold Bullion Strategy Portfolio | USD ($)	167	517	892	1,944

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the fiscal year ended December 31, 2023, the Portfolio’s portfolio turnover rate was 194% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio’s Adviser delegates execution of the Portfolio’s investment strategy to the Sub-Adviser. Under normal circumstances, the Portfolio will invest primarily in Gold bullion-related (1) exchange-traded funds (“ETFs”); (2) exchange-traded notes (“ETNs”); (3) exchange-traded futures contracts; (4) over-the-counter forward contracts and (5) fixed income securities, including through mutual funds and ETFs that invest primarily in fixed income securities.

Gold bullion-related ETFs are those that invest primarily in (i) physical Gold bullion and/or (ii) over the counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, and options contracts or swap contracts. Gold bullion related ETNs are those with interest and/or principal payments linked to the price of Gold bullion. Derivatives are primarily used as substitutes for Gold bullion because they are expected to produce returns that are substantially similar to those of Gold bullion. Derivatives used by the Portfolio are expected to produce a significant portion of the Portfolio’s returns. The Portfolio does not invest more than 25% of Portfolio assets in over-the-counter derivative contracts with any one counterparty, ETFs and ETNs may employ leverage, which magnifies the changes in the underlying Gold index or Gold price upon which they are based.

The Portfolio concentrates investments in the Gold bullion industry under normal circumstances investing over 25% of its assets in the Gold bullion industry. For purposes of measuring the 25% Gold bullion industry investments, the Portfolio includes the effects of leverage to Gold bullion (e.g.. a security with 2 times leverage to Gold bullion price changes is counted at twice its value). The Portfolio also invests in investment grade fixed income corporate notes and bonds to generate interest income and to seek to preserve principal. The Portfolio defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (Moody’s”) or S&P Ratings (“S&P”), or, if unrated, determined by the Sub-Adviser to be of comparable quality. However, the fixed income securities are selected without restriction as to maturity, issuer country or capitalization.

The Portfolio will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Portfolio with exposure to Gold bullion within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in Gold bullion-related: ETFs, ETNs, physical Gold bullion and derivatives. The Portfolio’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Portfolio.

The Sub-Adviser selects securities and derivatives to maintain the Portfolio’s primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold bullion. The Sub-Adviser disposes of securities or derivatives to replace them with investments that it believes have a higher expected return or will more closely track Gold bullion prices or both. However, placement of individual trades, with the exception of fixed income trades, is conducted by the Adviser in consultation with the Sub-Adviser. The Sub-Adviser selects derivative counterparties it believes to be creditworthy and will close out a derivative position if it believes the counterparty is no longer creditworthy. The Sub-Adviser places substantially all fixed income trades. The Adviser and/or Sub-Adviser may engage in frequent trading to achieve the Portfolio’s investment objective, which may result in continued turnover in excess of 100%.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in ETFs, mutual funds, ETNs and the Subsidiary.

➢	Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance, and auditing expenses.

➢	Concentration Risk: Because the Portfolio will invest more than 25% of its assets in the Gold bullion industry, the Portfolio will be subject to greater volatility risk than a Portfolio that is not concentrated in a single industry.

➢	Derivatives Risk: Futures and forwards are subject to inherent leverage that magnifies Portfolio losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

➢	ETF, Mutual Fund and ETN Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending on its investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETFs and ETNs may not provide an effective substitute for Gold bullion because changes in derivative prices held by these instruments may not track those of the underlying Gold bullion.

➢	Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Issuers may also default.

➢	Management Risk: The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Portfolio invests may prove to be inaccurate and may not produce the desired results. The Adviser’s assessment of the Sub-Adviser’s investment qualifications may also prove to be inaccurate and may not produce the desired results.

➢	Market Risk: The Portfolio’s investments will decline in value if the price of Gold declines. Overall securities market risks may affect the value of individual Portfolio holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets.

Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

➢	Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in an issuer’s or a security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

➢	Taxation Risk: By investing in Gold bullion indirectly through the Subsidiary, the Portfolio will obtain exposure to the Gold bullion markets within the federal tax requirements that apply to the Portfolio. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Portfolio as ordinary income, which may be taxed at less favorable rates than capital gains.

➢	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Portfolio’s turnover rate is expected to be above 100% annually.

➢	Wholly Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. Your cost of investing in the Portfolio will be higher because you indirectly bear the expenses of the Subsidiary. The Subsidiary will not be registered under the Investment Company Act of 1940 (the “Act”), as amended, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Portfolio.

Is the Portfolio Right for You?

The Portfolio is intended for investors who want returns that seek to reflect the performance of the price of Gold bullion without the burdens of personally acquiring and holding Gold bullion. Daily net asset value per share is available by calling toll-free 1-855-650-QGLD (7453).

Performance:

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s shares for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the Portfolio’s shares over time to the performance of a broad-based market index and a supplemental index. The Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information and daily net asset value per share is available at no cost by visiting www.advisorspreferred.com or by calling toll-free 1-855-650-QGLD (7453).

Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	3/31/2016	16.70%
Worst Quarter:	12/31/2016	(13.84)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - The Gold Bullion Strategy Portfolio		Label	1 Year	5 Years	10 Years
The Gold Bullion Strategy Portfolio		Return Before Taxes	10.51%	6.87%	2.98%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		26.29%	15.69%	12.03%
S&P GSCI Gold Index (reflects no deduction for fees, expenses or taxes)	[2]		12.82%	8.88%	4.70%
[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[2]	The S&P GSCI (Goldman Sachs Commodity Index) Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.

The Gold Bullion Strategy Portfolio | Gold Risk [Member]

➢	Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance, and auditing expenses.

The Gold Bullion Strategy Portfolio | Concentration Risk [Member]

➢	Concentration Risk: Because the Portfolio will invest more than 25% of its assets in the Gold bullion industry, the Portfolio will be subject to greater volatility risk than a Portfolio that is not concentrated in a single industry.

The Gold Bullion Strategy Portfolio | Derivatives Risk [Member]

➢	Derivatives Risk: Futures and forwards are subject to inherent leverage that magnifies Portfolio losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

The Gold Bullion Strategy Portfolio | E T F Mutual Fund And E T N Risk [Member]

➢	ETF, Mutual Fund and ETN Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending on its investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETFs and ETNs may not provide an effective substitute for Gold bullion because changes in derivative prices held by these instruments may not track those of the underlying Gold bullion.

The Gold Bullion Strategy Portfolio | Fixed Income Risk [Member]

➢	Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Issuers may also default.

The Gold Bullion Strategy Portfolio | Management Risk [Member]

➢	Management Risk: The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Portfolio invests may prove to be inaccurate and may not produce the desired results. The Adviser’s assessment of the Sub-Adviser’s investment qualifications may also prove to be inaccurate and may not produce the desired results.

The Gold Bullion Strategy Portfolio | Market Risk [Member]

➢	Market Risk: The Portfolio’s investments will decline in value if the price of Gold declines. Overall securities market risks may affect the value of individual Portfolio holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets.

Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

The Gold Bullion Strategy Portfolio | Municipal Securities Risk [Member]

➢	Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in an issuer’s or a security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

The Gold Bullion Strategy Portfolio | Taxation Risk [Member]

➢	Taxation Risk: By investing in Gold bullion indirectly through the Subsidiary, the Portfolio will obtain exposure to the Gold bullion markets within the federal tax requirements that apply to the Portfolio. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Portfolio as ordinary income, which may be taxed at less favorable rates than capital gains.

The Gold Bullion Strategy Portfolio | Turnover Risk [Member]
➢	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Portfolio’s turnover rate is expected to be above 100% annually.

The Gold Bullion Strategy Portfolio | Wholly Owned Subsidiary Risk [Member]

➢	Wholly Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. Your cost of investing in the Portfolio will be higher because you indirectly bear the expenses of the Subsidiary. The Subsidiary will not be registered under the Investment Company Act of 1940 (the “Act”), as amended, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Portfolio.